Deferred tax - Schedule of temporary differences (Details) - GBP (£) £ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities, recognised	£ (7,121)	£ 0
UK
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), recognised	0	0
Deferred tax asset, not recognised	31,756	4,635
UK | Losses and other deductions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset, not recognised	11,480	4,560
UK | Short term temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, recognised	2,108	607
Deferred tax asset, not recognised	20,276	75
UK | Fixed asset temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities, recognised	£ (2,108)	£ (607)